Dividends - Additional Information (Detail) - MXN ($) $ in Millions	3 Months Ended	4 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Mar. 17, 2020	Mar. 14, 2019
Statement [line items]
Dividends declared and paid	$ 10,209	$ 7,437
Percentage of declared dividend paid	50.00%	50.00%
Dividends paid to non controlling interest		$ 3
Dividend Payment [Member]
Statement [line items]
Percentage of declared dividend to be paid			50.00%	50.00%